COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024	$ 4,529
2024	3,390
2025	2,542
Gross space segments services	$ 10,461